                               HARTFORD LEADERS

                         HARTFORD LIFE INSURANCE COMPANY
                   HARTFORD LIFE & ANNUITY INSURANCE COMPANY

[HARTFORD LOGO]





                             SEMI-ANNUAL REPORT
                               JUNE 30, 2000

 Table of Contents
--------------------------------------------------------------------------------

                                                    PAGE
                                                    -----

Hartford HLS Mutual Funds Financial Statements
 for:
  Hartford Money Market HLS Fund, Inc.............   MF-1

Merrill Lynch Mutual Fund Financial Statements
 for:
  Merrill Lynch Mercury V.I. U.S. Large Cap
   Fund...........................................    M-1
  Merrill Lynch Variable Series Funds, Inc. --
   Global Growth Focus Fund.......................

Prudential Mutual Fund Financial Statements for:
  Prudential Jennison Portfolio...................      A

Contract owners should refer to the prospectus provided to them at the time of purchase of their contract for a description of investment alternatives available in the Separate Accounts. This prospectus, along with the financial information contained in this report, provides them with complete and up-to-date financial information regarding the Separate Account.

This report is prepared for the general information of contract owners and is not an offer of contracts. It should not be used in connection with any offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
JUNE 30, 2000 (UNAUDITED)

      PRINCIPAL                                                       MARKET
       AMOUNT                                                         VALUE
---------------------                                             --------------
COMMERCIAL PAPER -- 71.0%
   $   20,000,000        Abbey National North America PLC
                           6.58% due 09/12/00.................    $   19,740,457
       11,000,000        American Honda Finance Corp.
                           6.19% due 07/12/00.................        10,982,978
       12,110,000        American Honda Finance Corp.
                           6.19% due 07/24/00.................        12,066,273
       10,000,000        ANZ (Delaware), Inc.
                           6.02% due 08/25/00.................         9,911,372
       15,000,000        Associated Corp.
                           6.56% due 07/11/00.................        14,978,133
      -20,000,000        AT&T Corp.
                           6.78% due 06/14/01.................        20,000,000
       10,000,000        Bradford & Bingley Building Society
                           6.15% due 07/21/00.................         9,969,250
       20,000,000        Bradford & Bingley Building Society
                           6.56% due 07/10/00.................        19,974,489
       20,000,000        CAFCO
                           6.55% due 08/07/00.................        19,872,639
       20,000,000        CAFCO
                           6.62% due 08/01/00.................        19,893,344
       20,000,000        CIESCO L.P.
                           6.14% due 07/18/00.................        19,948,833
       10,000,000        CIESCO L.P.
                           6.55% due 08/02/00.................         9,945,417
       10,000,000        CIESCO L.P.
                           6.59% due 08/02/00.................         9,945,083
       10,000,000        Coca-Cola Co. (The)
                           6.10% due 07/03/00.................        10,000,000
       20,000,000        Coca-Cola Co. (The)
                           6.52% due 08/14/00.................        19,847,867
       35,000,000        Countrywide Home Loan
                           7.13% due 07/05/00.................        34,986,136
       30,000,000        DaimlerChrysler North America Holding
                          Corp.
                           6.15% due 07/25/00.................        29,887,250
       15,000,000        du Pont (E.I.) de Nemours & Co.
                           6.09% due 07/07/00.................        14,989,850
       17,800,000        Emerson Electric Co.
                           6.46% due 07/06/00.................        17,790,418
       20,000,000        Ford Motor Credit Co.
                           6.59% due 08/03/00.................        19,886,506
       20,000,000        General Electric Capital Corp.
                           5.98% due 07/10/00.................        19,976,744
       10,000,000        General Electric Capital Corp.
                           6.00% due 08/21/00.................         9,918,333
       10,000,000        General Electric Capital Corp.
                           6.59% due 09/18/00.................         9,859,047
       10,000,000        General Motors Acceptance Corp.
                           6.00% due 08/14/00.................         9,930,000
       35,000,000        Gillette Co. (The)
                           6.90% due 07/05/00.................        34,986,583
       10,000,000        Goldman Sachs Group, Inc. (The)
                           6.03% due 08/14/00.................         9,929,650
       10,000,000        Goldman Sachs Group, Inc. (The)
                           6.63% due 10/24/00.................         9,791,892
       10,000,000        Market Street Funding Corp.
                           6.60% due 07/24/00.................         9,961,500
       20,000,000        Market Street Funding Corp.
                           6.63% due 09/11/00.................        19,742,167
    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
---------------------                                             --------------

    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
---------------------                                             --------------
   $   20,000,000        Merita Bank North America, Inc.
                           6.14% due 12/04/00.................    $   19,474,689
       10,000,000        Merrill Lynch & Co., Inc.
                           6.03% due 08/21/00.................         9,917,925
       10,000,000        Merrill Lynch & Co., Inc.
                           6.14% due 07/17/00.................         9,976,122
       10,000,000        Merrill Lynch & Co., Inc.
                           6.54% due 08/07/00.................         9,936,417
       10,000,000        Morgan (J.P.) & Co.
                           6.12% due 11/15/00.................         9,770,500
       20,000,000        Morgan Stanley Dean Witter & Co.
                           6.00% due 07/05/00.................        19,993,333
       20,000,000        Morgan Stanley Dean Witter & Co.
                           6.55% due 09/18/00.................        19,719,806
       20,000,000        Motorola, Inc.
                           6.57% due 07/26/00.................        19,916,050
       15,000,000        Motorola, Inc.
                           6.60% due 09/27/00.................        14,763,500
       20,000,000        National Rural Utilities Cooperative
                          Finance Corp.
                           6.14% due 11/06/00.................        19,570,200
       20,000,000        Nationwide Building Society
                           6.59% due 10/18/00.................        19,608,261
       10,000,000        Old Line Funding Corp.
                           6.56% due 07/20/00.................         9,969,022
       18,435,000        Pfizer, Inc.
                           6.58% due 08/07/00.................        18,317,067
       10,000,000        Salomon Smith Barney Holdings, Inc.
                           6.60% due 09/18/00.................         9,858,833
       10,000,000        Salomon Smith Barney Holdings, Inc.
                           6.61% due 09/18/00.................         9,858,619
       20,000,000        Sara Lee Corp.
                           6.49% due 07/06/00.................        19,989,183
       10,000,000        SwedBank
                           5.97% due 07/10/00.................         9,988,392
       10,000,000        SwedBank
                           6.19% due 11/28/00.................         9,745,522
       10,000,000        SwedBank
                           6.19% due 12/05/00.................         9,733,486
       30,000,000        Toronto-Dominion Holdings
                           6.24% due 10/23/00.................        29,417,600
       20,000,000        Triple A One Funding Corp.
                           6.60% due 07/24/00.................        19,923,000
       10,000,000        Wood Street Funding Corp.
                           6.55% due 07/14/00.................         9,979,986
                                                                  --------------
                         Total commercial paper...............    $  808,139,724
                                                                  ==============
CORPORATE NOTES -- 15.9%
       10,000,000        Citigroup, Inc.
                           5.625% due 02/15/01................    $    9,934,274
       10,000,000        First Union National Bank
                           6.80% due 02/22/01.................        10,000,000
       20,000,000        Fleet Financial Group, Inc.
                           6.707% due 03/13/01................        19,989,949
       10,000,000        Fleet National Bank
                           6.91% due 03/27/01.................        10,008,797
       20,000,000        General Mills, Inc.
                           6.161% due 07/17/00................        19,999,254

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

_____________________________________ MF-1 _____________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
---------------------                                             --------------

CORPORATE NOTES -- (CONTINUED)

    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
---------------------                                             --------------
   $   10,000,000        General Mills, Inc.
                           6.68% due 02/09/01.................    $    9,997,283
      -18,000,000        Goldman Sachs Group, Inc. (The)
                           6.713% due 01/16/01................        18,038,751
       20,000,000        Key Bank N.A.
                           6.76% due 05/25/01.................        19,993,562
       13,000,000        Nationsbank Corp.
                           5.75% due 03/15/01.................        12,911,082
       30,000,000        Toyota Motor Credit Corp.
                           6.181% due 01/09/01................        29,989,225
       20,000,000        Wachovia Bank
                           6.82% due 09/14/00.................        19,999,225
                                                                  --------------
                         Total corporate notes................    $  180,861,402
                                                                  ==============
REPURCHASE AGREEMENT -- 14.9%
      169,259,000          Interest in $320,669,000 joint
                           repurchase agreement dated 06/30/00
                           with State Street Bank, 6.436% due
                           07/03/00; maturity amount
                           $169,349,783 (Collateralized by
                           $151,504,351 U.S. Treasury Bonds
                           8.125% due 05/15/21, $171,295,551
                           U.S. Treasury Inflation-Indexed
                           Securities 3.625% due 05/15/02)....    $  169,259,000
                                                                  --------------
                         Total repurchase agreement...........    $  169,259,000
                                                                  ==============



DIVERSIFICATION OF NET ASSETS:
Total commercial paper
 (cost $808,139,724)......................     71.0%   $  808,139,724
Total corporate notes
 (cost $108,861,402)......................     15.9       180,861,402
Total repurchase agreement
 (cost $169,259,000)......................     14.9       169,259,000
                                              -----    --------------
Total investment in securities
 (total cost $1,158,260,126)..............    101.8     1,158,260,126
Cash, receivables and other assets........      0.9        10,107,975
Payable for fund shares redeemed..........     (2.2)      (24,245,388)
Dividends payable.........................     (0.5)       (5,932,814)
Other liabilities.........................     (0.0)         (289,974)
                                              -----    --------------
Net assets................................    100.0%   $1,137,899,925
                                              =====    ==============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 3,000,000,000 shares authorized; 1,137,899,924
 shares outstanding...............................    $  113,789,993
Capital surplus...................................     1,024,109,932
                                                      --------------
Net assets........................................    $1,137,899,925
                                                      ==============
Class IA
Shares of benefical interest outstanding, $0.10
 par value 2,475,000,000 shares authorized (Net
 assets $1,122,864,964)...........................     1,122,864,964
                                                      ==============

Net asset value...........................................    $1.00
                                                              =====

Class IB
Shares of benefical interest outstanding, $0.10 par
 value 525,000,000 shares authorized (Net assets
 $15,034,961)......................................       15,034,961
                                                       =============

Net asset value...........................................    $1.00
                                                              =====

                    -   Securities exempt from registration under Rule 144A of the
                        Securities Act of 1933. These securities may be resold in
                        transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the market value of these securities amounted to $38,038,751 or 3.3% of net
                        assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

_____________________________________ MF-2 _____________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                                   HARTFORD
                                                                 MONEY MARKET
                                                                HLS FUND, INC.
                                                                --------------

INVESTMENT INCOME:
  Interest..................................................       35,250,992
                                                                  -----------
    Total investment income, net............................       35,250,992
                                                                  -----------

EXPENSES:
  Investment advisory fees..................................        1,430,921
  Administrative services fees..............................        1,144,737
  Accounting services.......................................           85,855
  Custodian fees gross......................................            4,285
  Custodian fees expense offset.............................             (908)
  Board of Directors fees...................................            4,214
  Distribution fees -- Class IB.............................           11,839
  Other expenses............................................           35,621
                                                                  -----------
    Total expenses, (before waivers)........................        2,716,564
  Distribution fees -- Class IB waived......................           (3,315)
                                                                  -----------
    Total expenses, net.....................................        2,713,249
                                                                  -----------
Net investment income.......................................       32,537,743
                                                                  -----------

NET REALIZED (LOSS) ON INVESTMENTS:
Net realized (loss) on securities transactions..............          (35,716)
                                                                  -----------
Net realized (loss) on investments..........................          (35,716)
                                                                  -----------
Net increase in net assets resulting from operations........      $32,502,027
                                                                  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ MF-3 _____________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   HARTFORD MONEY MARKET HLS FUND, INC.
                                                                   -------------------------------------
                                                                      JUNE 30,            DECEMBER 31,
                                                                        2000                  1999
                                                                   ---------------       ---------------

OPERATIONS:
  Net investment income.....................................       $   32,537,743        $   51,797,629
  Net realized (loss) gain on investments...................              (35,716)               22,249
                                                                   --------------        --------------
  Net increase in net assets resulting from operations......           32,502,027            51,819,878
                                                                   --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................          (32,239,227)          (51,531,940)
    Class IB................................................             (262,798)             (265,689)
  From realized gain on investments
    Class IA................................................             --                     (22,169)
    Class IB................................................             --                         (80)
                                                                   --------------        --------------
    Total distributions.....................................          (32,502,025)          (51,819,878)
                                                                   --------------        --------------

CAPITAL SHARE TRANSACTIONS:
    Class IA................................................         (134,570,848)          384,949,803
    Class IB................................................            6,231,037             6,624,881
                                                                   --------------        --------------
        Net (decrease) increase from capital share
         transactions.......................................         (128,339,811)          391,574,684
                                                                   --------------        --------------
        Net (decrease) increase in net assets...............         (128,339,809)          391,574,684

NET ASSETS:
  Beginning of period.......................................        1,266,239,734           874,665,050
                                                                   --------------        --------------
  End of period.............................................       $1,137,899,925        $1,266,239,734
                                                                   ==============        ==============
  Accumulated undistributed net investment income...........       $     --              $     --
                                                                   ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ MF-4 _____________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
 1.  ORGANIZATION:

    Hartford Money Market HLS Fund, Inc. is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment company. The Hartford Money Market HLS Fund, Inc., (The Fund) is a component of The Hartford HLS Mutual Funds (The Mutual Funds).

    The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies). The Hartford Life Insurance Companies are affiliates of the Fund. The Fund's investment objective is to seek a high level of current income consistent with liquidity and preservation of capital through investment in money-market securities.

    The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12-b1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Fund, which is in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (the day the order to buy or sell is executed).

   b) SECURITY VALUATION--Short-term securities held in the Fund, are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value.

   c) REPURCHASE AGREEMENTS--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time The Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

   d) JOINT TRADING ACCOUNT--Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

   e) FEDERAL INCOME TAXES--For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

   f) FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS--Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value. The Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses and by valuing its investments using the amortized cost method. Dividends are distributed monthly.
_____________________________________ MF-5 _____________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2000

   g) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   h) RESTRICTED SECURITIES--The Fund may invest up to 10% in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine the Fund's net asset value per share. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. As of June 30, 2000 The Fund did not hold any restricted securities (excluding 144A issues).

 3.  EXPENSES:

   a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS--HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to Investment Management Agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisers for services rendered was 0.25% per annum based on the average daily net assets of The Fund.

      Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

   b) ADMINISTRATIVE SERVICES AGREEMENT--Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

   c) OPERATING EXPENSES--Allocable expenses of The Mutual Funds are charged to the Fund based on the ratio of the net assets of The Fund to the combined net assets of The Mutual Funds. Non-allocable expenses are charged to the fund based on specific identification.

   d) EXPENSE OFFSET--The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

   e) DISTRIBUTION PLAN FOR CLASS IB SHARES--The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

      Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive 0.07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

 4.  AFFILIATE HOLDINGS:

    As of June 30, 2000 HL group pension contracts held direct interest of 14,263,447 which represents 1.25% of total shares in The Fund.

_____________________________________ MF-6 _____________________________________

 5.  CAPITAL SHARE TRANSACTIONS:
     The following information is as of June 30, 2000:


                                                        HARTFORD MONEY MARKET HLS
                                                               FUND, INC.
                                                     -------------------------------
                                                         SHARES          AMOUNT
                                                     --------------  ---------------
           CLASS IA
           Shares sold.............................   4,054,050,337  $ 4,054,050,337
           Shares issued on reinvestment of
            distributions..........................      32,239,220       32,239,220
           Shares redeemed.........................  (4,220,860,405)  (4,220,860,405)
                                                     --------------  ---------------
           Net Decrease............................    (134,570,848) $  (134,570,848)
                                                     ==============  ===============
           CLASS IB
           Shares sold.............................      18,564,291  $    18,564,291
           Shares issued on reinvestment of
            distributions..........................         262,798          262,798
           Shares redeemed.........................     (12,596,052)     (12,596,052)
                                                     --------------  ---------------
           Net Increase............................       6,231,037  $     6,231,037
                                                     ==============  ===============

    The following information is for the year ended December 31, 1999:


                                                        HARTFORD MONEY MARKET HLS
                                                               FUND, INC.
                                                     -------------------------------
                                                         SHARES          AMOUNT
                                                     --------------  ---------------
           CLASS IA
           Shares sold.............................   3,906,482,986  $ 3,906,482,986
           Shares issued on reinvestment of
            distributions..........................      51,555,581       51,555,581
           Shares redeemed.........................  (3,573,088,764)  (3,573,088,764)
                                                     --------------  ---------------
           Net Increase............................     384,949,803  $   384,949,803
                                                     ==============  ===============
           CLASS IB
           Shares sold.............................      13,572,465  $    13,572,465
           Shares issued on reinvestment of
            distributions..........................         265,771          265,771
           Shares redeemed.........................      (7,213,355)      (7,213,355)
                                                     --------------  ---------------
           Net Increase............................       6,624,881  $     6,624,881
                                                     ==============  ===============

_____________________________________ MF-7 _____________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                        -- SELECTED PER-SHARE DATA(3) --
                           -----------------------------------------------------------
                                                  NET REALIZED
                                                      AND
                           NET ASSET               UNREALIZED               DIVIDENDS
                           VALUE AT      NET          GAIN      TOTAL FROM   FROM NET
                           BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT  INVESTMENT
                           OF PERIOD    INCOME    INVESTMENTS   OPERATIONS    INCOME
                           ---------  ----------  ------------  ----------  ----------
HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Six Months
   Ended June 30, 2000
   (Unaudited)
  Class IA...............   $1.000      $0.034      $--          $ 0.034     $(0.034)
  Class IB...............    1.000       0.033       --            0.033      (0.033)
  For the Year Ended
   December 31, 1999
  Class IA...............    1.000       0.070       --            0.070      (0.070)
  Class IB...............    1.000       0.068       --            0.068      (0.068)
  For the Year Ended
   December 31, 1998
  Class IA...............    1.000       0.051       --            0.051      (0.051)
  From inception
   April 1, 1998, through
   December 31, 1998
  Class IB...............    1.000       0.037       --            0.037      (0.037)
  For the Year Ended
   December 31
  1997...................    1.000       0.049       --            0.049      (0.049)
  1996...................    1.000       0.050       --            0.050      (0.050)
  1995...................    1.000       0.056       --            0.056      (0.056)

(1)  Annualized.
(2)  Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ MF-8 _____________________________________

                               -- SELECTED PER-SHARE DATA --               -- RATIOS AND SUPPLEMENTAL DATA --
                           --------------------------------------  --------------------------------------------------
                                                                                    RATIO OF    RATIO OF    RATIO OF
                                                                                    EXPENSES    EXPENSES      NET
                                          NET ASSET                  NET ASSETS    TO AVERAGE  TO AVERAGE  INVESTMENT
                                          VALUE AT                   AT END OF     NET ASSETS  NET ASSETS    INCOME
                               TOTAL         END        TOTAL          PERIOD        AFTER       BEFORE    TO AVERAGE
                           DISTRIBUTIONS  OF PERIOD     RETURN     (IN THOUSANDS)   WAIVERS     WAIVERS    NET ASSETS
                           -------------  ---------  ------------  --------------  ----------  ----------  ----------
HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Six Months
   Ended June 30, 2000
   (Unaudited)
  Class IA...............     $(0.034)     $1.000           2.86%   $ 1,122,865     0.48%(1)    0.48%(1)    5.72%(1)
  Class IB...............      (0.033)      1.000           2.76         15,035     0.66(1)     1.36(1)     5.54(1)
  For the Year Ended
   December 31, 1999
  Class IA...............      (0.070)      1.000           4.89      1,257,436     0.47        0.47        4.81
  Class IB...............      (0.068)      1.000           4.71          8,804     0.65        0.72        4.63
  For the Year Ended
   December 31, 1998
  Class IA...............      (0.051)      1.000           5.25(2)      872,486    0.45        --          5.12
  From inception
   April 1, 1998, through
   December 31, 1998
  Class IB...............      (0.037)      1.000           3.76(2)        2,179    0.64(1)     --          4.81(1)
  For the Year Ended
   December 31
  1997...................      (0.049)      1.000           5.31        612,480     0.44        --          5.21
  1996...................      (0.050)      1.000           5.18        542,586     0.44        --          5.04
  1995...................      (0.056)      1.000           5.74        339,709     0.45        --          5.57

(1)  Annualized.
(2)  Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

_____________________________________ MF-9 _____________________________________

----------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND OF
MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.



















    SEMI-ANNUAL REPORT
    JUNE 30, 2000

-------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
SEMI-ANNUAL REPORT
JUNE 30, 2000
-------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide you with this semi-annual report for the Mercury V.I. US Large Cap Fund. The Fund's main goal is long-term capital growth through investments primarily in a diversified portfolio of equity securities of large cap companies located in the United States, which are undervalued or have good prospects for earnings growth. In this report, we provide information on the Fund's performance, discuss our investment strategies and highlight some of the Fund's holdings.

INVESTMENT ENVIRONMENT

The strong growth in the US equity markets witnessed in 1999 slowed in the six months ended June 30, 2000, with the broader unmanaged Standard & Poor's 500 (S&P 500) Index ending down 1.0% for the six-month period, compared to 7.0% for the previous six months. The market continued its bullish run through the end of 1999 and into the first two months of 2000, but faltered as the first quarter of 2000 drew to a close. This happened because of the prospect of further interest rate increases, spurred on by Federal Reserve Board Chairman Alan Greenspan's comments on economic overheating and further monetary tightening in the face of continued robust gross domestic product performance. As a result, high-growth stocks, and the implicitly high valuations that accompanied them, came under close scrutiny. Stocks with short trading histories and prospects of profitability were severely pressured, owing to harsher-than-anticipated valuation compression. Consequently, there was a severe and rapid move from "new economy" stocks into old economy names, which caught Wall Street by surprise. The highly rated business-to-business companies such as TIBCO Software Inc. and Commerce One, Inc. exhibited particular weakness and even the larger sector stalwarts such as Cisco Systems, Inc. and EMC Corporation were also subjected to investor apathy.

The Procter & Gamble Company was also negatively affected by the increasing evidence of a harsh commercial environment, issuing its second profits warning of the year. Dial Corporation, another consumer staple company, also suffered slowing sales growth. We believe this is symptomatic of the general malaise in the broader retail market. Moreover, Microsoft Corporation suffered a poor quarter of performance, caught in the throes of its ongoing battle with the US Department of Justice over alleged anti-competitive practices.

The onset of the earnings season during the period highlighted value as the corporate bottom line resurfaced for scrutiny. The season started with disappointing results from technology heavyweights such as Motorola Inc., which failed to impress global analysts in relation to its Scandinavian peers Nokia Oyj and Telefonaktiebolaget LM Ericsson. However, Oracle Corporation and Sun Microsystems, Inc. both beat consensus earnings estimates by comfortable margins of $0.3 in each case. What these results show is that large-capitalization technology companies have possessed a substantial ability to deliver on growth promises while adding real value and real profit.

PORTFOLIO ACTIVITIES

During the six months ended June 30, 2000, the Fund's Class A Shares had a total return of -3.91%, underperforming the S&P 500 Index by -0.42%. Since the Fund commenced operations on April 30, 1999, we have seen a steady inflow of cash, and the Fund had net assets of more than $44.7 million at June 30, 2000, with the Fund fully invested with common stocks comprising 97.1% of the Fund's net assets.

There were two distinct periods of very different market psychology during the six months ended June 30, 2000. The Fund's overweighted position in telecommunications and technology, which began as solid performers in the new millennium, suffered during the NASDAQ correction in March and April. The style shift toward old economy stocks and out of technology was pronounced during these months and caused the Fund to underperform, primarily during April and May. Although we retain a bias toward the quality growth companies in technology and telecommunications that we had favored throughout 1999 (such as EMC Corporation, Nortel Networks Corporation and Texas Instruments Incorporated), we moved the portfolio into a slightly more defensive mode during April and May. In

-------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Semi-Annual Report
June 30, 2000 (Concluded)
-------------------------------------------------------------------------------

addition, we added some old economy stocks (Anheuser-Busch Companies, Inc., Schlumberger Limited, Halliburton Company and Boeing Company) to provide diversification to the portfolio at a time when markets are experiencing unprecedented volatility. This portfolio theme is likely to persist until we believe that the market gains a clearer direction and we are more comfortable with the performance of the US economy under the current phase of monetary policy tightening.

 IN CONCLUSION

We thank you for your investment in Mercury V.I. U.S. Large Cap Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Jeffrey Peek
---------------------------
Jeffrey Peek
President


/s/ Michael Morony
---------------------------
Michael Morony
Portfolio Manager
August 8, 2000


-------------------------------------------------------------------------------
 MERCURY INTERNATIONAL V.I. U.S. LARGE CAP FUND
 Performance Information as of June 30, 2000
-------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------
CLASS A SHARES                                                    % RETURN
-------------------------------------------------------------------------------
Year Ended 6/30/00                                                 +10.37%
-------------------------------------------------------------------------------
Inception (4/30/99) TO 6/30/00                                     +13.74%
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                          RECENT PERFORMANCE RESULTS*
-------------------------------------------------------------------------------

                            6 MONTH            12 MONTH         SINCE INCEPTION
AS OF JUNE 30, 2000       TOTAL RETURN       TOTAL RETURN        TOTAL RETURN
-------------------------------------------------------------------------------
Class A Shares               -3.91%             +10.37%             +16.22%
-------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund commenced operations on April 30, 1999.

     Past results shown should not be considered a representation of future performance.

-------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Schedule of Investments as of June 30, 2000
-------------------------------------------------------------------------------

                           SHARES                                                                    PERCENT OF
INDUSTRY                    HELD                   COMMON STOCKS                           VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE        10,530    The Boeing Company                                  $   440,286      1.0%
                           19,080    United Technologies Corporation                       1,123,335      2.5
                                                                                         -----------     ------
                                                                                           1,563,621      3.5
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES                10,680    Ford Motor Company                                      459,240      1.0
                            1,342    +Visteon Corporation                                     16,272      0.0
                                                                                         -----------     ------
                                                                                             475,512      1.0
------------------------------------------------------------------------------------------------------------------
BANKS                      14,650    The Chase Manhattan Corporation                         674,816      1.5
                           14,700    FleetBoston Financial Corporation                       499,800      1.1
                                                                                         -----------     ------
                                                                                           1,174,616      2.6
------------------------------------------------------------------------------------------------------------------
BEVERAGES                   5,940    Anheuser-Busch Companies, Inc.                          443,644      1.0
                            3,570    The Coca-Cola Company                                   205,052      0.5
                           30,640    PepsiCo, Inc.                                         1,361,565      3.0
                                                                                         -----------     ------
                                                                                           2,010,261      4.5
------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY               6,460   +Amgen Inc.                                              453,815      1.0
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS             23,660   +Cisco Systems, Inc.                                   1,503,889      3.4
EQUIPMENT                   2,810   +Efficient Networks, Inc.                                206,711      0.5
                            5,000   +JDS Uniphase Corporation                                599,063      1.3
                           15,630    Nortel Networks Corporation                           1,066,747      2.4
                            3,330   +VeriSign, Inc.                                          587,121      1.3
                                                                                         -----------     ------
                                                                                           3,963,531      8.9
------------------------------------------------------------------------------------------------------------------
 COMPUTERS &               14,800   +Dell Computer Corporation                               729,825      1.6
 PERIPHERALS                9,900   +EMC Corporation                                         761,681      1.7
                            7,190   +Sun Microsystems, Inc.                                  653,841      1.5
                                                                                         -----------     ------
                                                                                           2,145,347      4.8
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED               14,010    American Express Company                                730,271      1.6
 FINANCIALS                20,400    Citigroup Inc.                                        1,229,100      2.7
                                                                                         -----------     ------
                                                                                           1,959,371      4.3
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED               11,250    AT&T Corp.                                              355,781      0.8
 TELECOMMUNICATION          3,900   +Amdocs Limited                                          299,325      0.7
 SERVICES                  20,950    Bell Atlantic Corporation                             1,064,522      2.4
                            5,520   +Level 3 Communications, Inc.                            485,415      1.1
                            8,810    SBC Communications Inc.                                 381,032      0.9
                            7,920    Sprint Corp. (FON Group)                                403,920      0.9
                                                                                         -----------     ------
                                                                                           2,989,995      6.8
------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT &        10,700    Halliburton Company                                     504,906      1.1
 SERVICE                    6,360    Schlumberger Limited                                    474,615      1.1
                                                                                         -----------     ------
                                                                                             979,521      2.2
------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG                6,620   +Safeway Inc.                                            298,727      0.7
 RETAILING                 32,720    Walgreen Co.                                          1,053,175      2.4
                                                                                         -----------     ------
                                                                                           1,351,902      3.1
------------------------------------------------------------------------------------------------------------------
 HEALTH CARE               15,110    Medtronic, Inc.                                         752,667      1.7
 EQUIPMENT & SUPPLIES
------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS         5,840    The Procter & Gamble Company                            334,340      0.7

------------------------------------------------------------------------------------------------------------------
 IT CONSULTING &            6,300    Electronic Data Systems Corporation                     259,875      0.6
 SERVICES
------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL                53,000    General Electric Company                              2,809,000      6.3
 CONGLOMERATES
------------------------------------------------------------------------------------------------------------------
 INSURANCE                 12,300    American International Group, Inc.                    1,445,250      3.2
------------------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE &       16,050   +America Online, Inc.                                    846,638      1.9
 SERVICES                   6,150   +Commerce One, Inc.                                      280,209      0.6
                            3,100   +TIBCO Software Inc.                                     332,475      0.7
                                                                                         -----------     ------
                                                                                           1,459,322      3.2
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Schedule of Investments as of June 30, 2000 (Concluded)
------------------------------------------------------------------------------


                          SHARES                                                                  PERCENT OF
INDUSTRY                   HELD     COMMON STOCKS                                       VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL           12,300  +Kohl's Corporation                              $   684,187      1.5%
                           20,850   Wal-Mart Stores, Inc.                             1,201,481      2.7
                                                                                    -----------    -----
                                                                                      1,885,668      4.2
------------------------------------------------------------------------------------------------------------
OIL & GAS                   8,230   Chevron Corporation                                 698,007      1.6
                           21,456   Exxon Mobil Corporation                           1,684,296      3.8
                           12,510   Texaco Inc.                                         666,158      1.5
                                                                                    -----------    -----
                                                                                      3,048,461      6.9
------------------------------------------------------------------------------------------------------------
PAPER & FOREST             12,300   International Paper Company                         366,694      0.8
PRODUCTS                   11,470   Weyerhaeuser Company                                493,210      1.1
                                                                                    -----------    -----
                                                                                        859,904      1.9
------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS           8,960   The Estee Lauder Companies Inc. (Class A)           442,960      1.0
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS            16,620   Bristol-Myers Squibb Company                        968,115      2.2
                           10,530   Merck & Co., Inc.                                   806,861      1.8
                           36,418   Pfizer Inc.                                       1,748,040      3.9
                           10,965   Pharmacia Corporation                               566,753      1.3
                                                                                    -----------    -----
                                                                                      4,089,769      9.2
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR               3,230  +Applied Materials, Inc.                             292,719      0.7
EQUIPMENT & PRODUCTS       11,620   Intel Corporation                                 1,552,723      3.5
                           13,440   Texas Instruments Incorporated                      923,160      2.1
                                                                                    -----------    -----
                                                                                      2,768,602      6.3
------------------------------------------------------------------------------------------------------------
SOFTWARE                    7,510  +Citrix Systems, Inc.                                142,221      0.3
                           21,260  +Microsoft Corporation                             1,699,471      3.8
                            7,710  +Oracle Corporation                                  647,640      1.4
                                                                                    -----------    -----
                                                                                      2,489,332      5.5
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL            6,435   The Home Depot, Inc.                                321,348      0.7
------------------------------------------------------------------------------------------------------------
WIRELESS                   10,530  +Nextel Communications, Inc. (Class A)               644,304      1.4
TELECOMMUNICATION          12,090  +Sprint Corp. (PCS Group)                            719,355      1.6
SERVICES                                                                            -----------    -----
                                                                                      1,363,659      3.0
------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMON STOCKS (COST--$41,584,875)          43,397,649     97.1
------------------------------------------------------------------------------------------------------------


                          FACE
                         AMOUNT                SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*      $1,070,000  General Motors Acceptance Corp.,
                                   7.13% due 7/03/2000                                1,069,576      2.4
------------------------------------------------------------------------------------------------------------
                                   TOTAL SHORT-TERM SECURITIES (COST--$1,069,576)     1,069,576      2.4
------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS (COST--$42,654,451) ........    44,467,225     99.5
                                   TIME DEPOSITS** ..............................     2,000,000      4.5
                                   LIABILITIES IN EXCESS OF OTHER ASSETS ........    (1,762,777)    (4.0)
                                                                                    -----------    -----
                                   NET ASSETS ...................................   $44,704,448    100.0%
                                                                                    ===========    =====
------------------------------------------------------------------------------------------------------------


+  Non-income producing security.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
** Time deposits bear interest at 6.937% and mature on July 3, 2000.


See Notes to Financial Statements.

------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Statement of Assets and Liabilities as of June 30, 2000
------------------------------------------------------------------------------


ASSETS:
Investments, at value (identified cost -- $42,654,451). . . . . . . . .                       $44,467,225
Time deposits . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         2,000,000
Receivables:
         Capital shares sold  . . . . . . . . . . . . . . . . . . . . .    $   96,507
         Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . .        13,350
         Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .           385             110,242
                                                                           ----------
Prepaid expense . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            63,587
                                                                                              -----------
         Total assets   . . . . . . . . . . . . . . . . . . . . . . . .                        46,641,054
                                                                                              -----------
LIABILITIES:
Payables:
         Securities purchased . . . . . . . . . . . . . . . . . . . . .     1,830,769
         Investment adviser . . . . . . . . . . . . . . . . . . . . . .        18,446
         Capital shares redeemed  . . . . . . . . . . . . . . . . . . .           127           1,849,342
                                                                           ----------
Accrued expenses and other liabilities  . . . . . . . . . . . . . . . .                            87,264
                                                                                              -----------
         Total liabilities  . . . . . . . . . . . . . . . . . . . . . .                         1,936,606
                                                                                              -----------
NET ASSETS:
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $44,704,448
                                                                                              ===========
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $.0001 par value, 200,000,000 shares
         authorized+   . . . . . . . . . . . . . . . . . . . . . . . . .                      $       387
Paid-in capital in excess of par . . . . . . . . . . . . . . . . . . . .                       42,721,319
Accumulated investment loss on investments -- net  . . . . . . . . . . .                          (13,723)
Undistributed realized capital gain on investments -- net  . . . . . . .                          183,691
Unrealized appreciation on investments -- net  . . . . . . . . . . . . .                        1,812,774
                                                                                              -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $44,704,448
                                                                                              ===========
NET ASSET VALUE:
Class A -- Based on net assets of $44,704,448 and 3,866,591 shares
         outstanding   . . . . . . . . . . . . . . . . . . . . . . . . .                      $     11.56
                                                                                              ===========


+ The Fund is also authorized to issue 200,000,000 Class B Shares.

See Notes to Financial Statements.

------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Statement of Operations for the Six Months Ended June 30, 2000
------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $ 146,892
Interest and discount earned . . . . . . . . . . . . . . . . . . . . . .                           52,100
                                                                                              -----------
Total income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          198,992
                                                                                              -----------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . . . . .    $110,612
Accounting services  . . . . . . . . . . . . . . . . . . . . . . . . . .      39,246
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      28,186
Professional fees .  . . . . . . . . . . . . . . . . . . . . . . . . . .      26,333
Offering costs . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,173
Printing and shareholder reports . . . . . . . . . . . . . . . . . . . .      14,755
Director's fees and expenses . . . . . . . . . . . . . . . . . . . . . .      13,574
Transfer agent fees  . . . . . . . . . . . . . . . . . . . . . . . . . .       4,802
Registration fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,026
Pricing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         300
Other  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,011
                                                                           ----------
Total expenses before reimbursement  . . . . . . . . . . . . . . . . . .     262,018
Reimbursement of expenses  . . . . . . . . . . . . . . . . . . . . . . .     (49,303)
                                                                           ----------
Total expenses after reimbursement . . . . . . . . . . . . . . . . . . .                          212,715
                                                                                              -----------
Investment loss -- net . . . . . . . . . . . . . . . . . . . . . . . . .                          (13,723)
                                                                                              -----------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
Realized gain from investments -- net  . . . . . . . . . . . . . . . . .                          284,188
Change in unrealized appreciation on investments -- net  . . . . . . . .                       (1,322,958)
                                                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . .                      $(1,052,493)
                                                                                              ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                FOR THE SIX         FOR THE PERIOD
                                                                                MONTHS ENDED        APRIL 30, 1999+
INCREASE (DECREASE) IN NET ASSETS:                                              JUNE 30, 2000     TO DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Investment loss -- net ........................................................  $   (13,723)          $     (5,446)
Realized gain (loss) on investments -- net ....................................      284,188                (47,005)
Change in unrealized appreciation on investments -- net .......................   (1,322,958)             3,135,732
                                                                                 -----------            -----------
Net increase (decrease) in net assets resulting from operations ...............   (1,052,493)             3,083,281
                                                                                 -----------            -----------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS:
In excess of investment income -- net:
         Class A ..............................................................           --                (69,125)
In excess of realized gain on investments -- net:
         Class A ..............................................................           --                (53,492)
                                                                                 -----------            -----------
Net decrease in net assets resulting from dividends and distributions
         to shareholders ......................................................           --               (122,617)
                                                                                 -----------            -----------
CAPITAL SHARE TRANSACTIONS:
Increase in net assets derived from net capital share transactions ............   21,743,094             21,053,083
                                                                                 -----------            -----------
NET ASSETS:
Total increase in net assets ..................................................   20,690,601             24,013,747
Beginning of period ...........................................................   24,013,847                    100
                                                                                 -----------            -----------
End of period .................................................................  $44,704,448            $24,013,847
                                                                                 ===========            ===========

+ Commencement of operations.

  See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Financial Highlights
--------------------------------------------------------------------------------



THE FOLLOWING RATIOS HAVE BEEN DERIVED FROM INFORMATION                                 CLASS A
PROVIDED IN THE FINANCIAL STATEMENTS.                                --------------------------------------------------
                                                                         FOR THE SIX          FOR THE PERIOD
                                                                         MONTHS ENDED         APRIL 30,1999+
INCREASE/DECREASE IN NET ASSET VALUE:                                    JUNE 30, 2000      TO DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................................   $  12.03                $  10.00
                                                                        --------                --------
Investment loss -- net ..............................................         --++                    --++
Realized and unrealized gain (loss) on investments -- net............       (.47)                   2.10
                                                                        --------                --------
Total from investment operations ....................................       (.47)                   2.10
                                                                        --------                --------
Less dividends and distributions:
         In excess of investment income -- net.......................         --                    (.04)
         In excess of realized gain on investments -- net............         --                    (.03)
                                                                        --------                --------
Total dividends and distributions ...................................         --                    (.07)
                                                                        --------                --------
Net asset value, end of period ......................................   $  11.56                $  12.03
                                                                        ========                ========
TOTAL INVESTMENT RETURN:**
Based on net asset value per share ..................................     (3.91%)+++               20.94%+++
                                                                        ========                ========
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement ......................................      1.25%*                  1.25%*
                                                                        ========                ========
Expenses ............................................................      1.54%*                  2.83%*
                                                                        ========                ========
Investment loss -- net ..............................................      (.08%)*                 (.07%)*
                                                                        ========                ========
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............................   $ 44,704                $ 24,014
                                                                        ========                ========
Portfolio turnover...................................................     35.03%                  37.25%
                                                                        ========                ========

*   Annualized.
** Total investment returns exclude insurance-related fees and expenses. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
+   Commencement of operations.
++  Amount is less than $.01 per share.
+++ Aggregate total investment return.



    See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Notes to Financial Statements
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES:

Mercury V.I. U.S Large Cap Fund ( the "Fund") is a series of Mercury Asset Management V.I. Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares. Class A and Class B Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) VALUATION OF INVESTMENTS -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) DERIVATIVE FINANCIAL INSTRUMENTS -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* FINANCIAL FUTURES CONTRACTS -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 * OPTIONS -- The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option

--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Notes to Financial Statements (Continued)
================================================================================

to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* FORWARD FOREIGN EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or Fund positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

(c) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and net realized capital gains are due primarily to post-October losses.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Fund has entered into an Investment Advisory Agreement with Mercury
Asset Management International Limited ("Mercury International"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.").

Mercury International is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .65% of the average daily value of the Fund's net assets. Mercury International has entered into a Sub-Advisory Agreement with Fund Asset Management, L.P. ("FAM"), another indirect wholly-owned subsidiary of ML & Co. with respect to the Fund, pursuant to which FAM provides investment advisory services with respect to the Fund's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Corporation pursuant to the Investment Advisory Agreement.

Mercury International has agreed to limit the annual operating expenses of the Fund to 1.25% and 1.40% of the Fund's average net assets with respect to the Class A Shares and Class B Shares, respectively.

--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Notes to Financial Statements (Concluded)
================================================================================


For the six months ended June 30, 2000, Mercury International earned fees of $110,612, of which $49,303 were voluntarily waived.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury International, FAM, PSI, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $32,936,464 and $11,606,613, respectively.

Net realized gains for the six months ended June 30, 2000 and net unrealized gains as of June 30, 2000 were as follows:

                                                       REALIZED      UNREALIZED
                                                        GAINS           GAINS
--------------------------------------------------------------------------------
Long-term investments...............................   $284,188      $1,812,774
                                                      ---------      ----------
Total investments...................................   $284,188      $1,812,774
                                                      =========      ==========

As of June 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,812,774, of which $4,649,880 related to appreciated securities and $2,837,106 related to depreciated securities. At June 30, 2000, the aggregate cost of investments for Federal income tax purposes was $42,654,451.


4. CAPITAL SHARE TRANSACTIONS:

Transactions in capital shares for each class were as follows:

                                                                      DOLLAR
CLASS A SHARES FOR THE SIX MONTHS ENDED JUNE 30, 2000  SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold ........................................  2,038,813     $23,701,088
Shares redeemed ....................................   (168,231)     (1,957,994)
                                                      ---------      ----------
Net increase .......................................  1,870,582     $21,743,094
                                                      =========      ==========


                                                                                                           DOLLAR
CLASS A SHARES FOR THE PERIOD APRIL 30, 1999+ TO DECEMBER 30, 1999                          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold ............................................................................   2,113,257     $22,372,710
Shares issued to shareholders in reinvestment of dividends and distributions ...........      10,561         122,618
                                                                                           ---------     -----------
Total issued ...........................................................................   2,123,818      22,495,328
Shares redeemed ........................................................................   (127,819)      (1,442,245)
                                                                                           ---------     -----------
Net increase ...........................................................................   1,995,999     $21,053,083
                                                                                           =========     ===========


 + Prior to April 30, 1999 (commencement of operations), the Fund issued 10 shares to Mercury International for $100.

--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
Officers and Directors
================================================================================


JEFFREY M. PEEK-Director and President
DAVID 0. BEIM-Director
JAMES T FLYNN-Director
W. CARL KESTER-Director
KAREN P. ROBARDS-Director
TERRY K. GLENN-Director and Executive Vice President
DONALD C. BURKE-Vice President and Treasurer
ALLAN J. OSTER-Secretary


CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109


TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888) 763-2260

This report is authorized for distribution only to current shareholders of the Fund. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury V.I. U.S. Large Cap Fund of
Mercury Asset Management V.I. Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


[ICON] Printed on post-consumer recycled paper                      MERCVI1-6/00

                   MERRILL LYNCH VARIABLE
                   ----------------------
                   SERIES FUNDS, INC.
                   ------------------








    INVESTMENT PORTFOLIOS
    AVAILABLE WITH HARTFORD LIFE INSURANCE COMPANY

    -Global Growth Focus Fund





                                                             Semi-Annual Report
                                                             June 30, 2000

================================================================================
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
JUNE 30, 2000--SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

   Economic slowing has finally arrived in the United States. As a result, significant increases in inflation and interest rates appear less likely, which is usually good news for financial assets. On the other hand, profit growth is likely to decelerate from unsustainably high levels.

   Investor sentiment changed significantly during the first half of 2000. In general, concerns centered on economic growth being too strong. A recent inflection could indicate healthy, but slower economic and profit growth in the second half of the year. Following potential uncertainty during the adjustment period, the sustainability of the economic expansion could buoy investor expectations.

   During the first half of the year, equity investors switched gears from an excessive focus on momentum, which was prevalent during most of 1999. This transition to a more balanced focus on both valuation and earnings growth, which began in March, can provide a healthier investment backdrop. However, this change has caused deterioration in many extremely highly valued securities with speculative fundamentals and improvement in previously neglected, solidly performing companies.

   In the coming months, we believe investors are likely to focus on continuing cyclical economic developments as well as the presidential election campaign. Cyclical concerns remain, increasing labor costs as well as volatile, but rising, commodity prices. Federal budget policy, social security funding options and trade policy are likely to shape investor interest in the outcome of the election. Generally, financial markets have tended to do better under divided governments, preferring legislative gridlock. In part, US markets historically have done well as a result of fiscal policy restraint and could react poorly to any significant reversal of that trend.

   Despite near-term uncertainties surrounding economic slowdown, earnings growth and valuation levels, long-term forces supporting US economic and financial market leadership seem to remain in place. Chief among these are continued heavy investments in technology, telecommunications and other efficiency-enhancing projects, thus potentially enabling productivity-led growth.

PORTFOLIO MATTERS
   For the six-month period ended June 30, 2000, Global Growth Focus Fund's Class A Shares had a total return of -1.19%, as compared to -2.56% (in US dollars) for the unmanaged Morgan Stanley Capital International (MSCI) World Stock Index. For the 12 months ended June 30, 2000, Global Growth Focus Fund's Class A Shares returned +29.64% and the MSCI World Stock Index returned +12.19% (in US dollars). For the six months ended June 30, 2000, the actively managed portfolios in the Lipper Analytical Services Global Funds Average returned -1.20%.

   The primary reason for the Fund's comparative investment performance is our continued focus on the investment strategy that we implemented early in the September 1999 quarter. During the third calendar quarter of 1999, we shifted company investments in banking and financial, financial services, insurance, health care, food and household product industries into technology organizations where the focus was providing systems for the new Internet communication infrastructure.

   We have continued to focus the company investments on the leading technology organizations in the communications systems and components areas, such as Cisco Systems, Inc., Nortel Networks Corporation, Texas Instruments Incorporated, STMicroelectronics NV, JDS Uniphase Corporation and Nokia Oyj. Secondarily, we have emphasized company investments in large global energy and oil service organizations, such as Enron Corp. and Schlumberger Limited. Also, we continued to invest positive cash inflows during the months of April and May 2000 as the overall declines took place in the global stock markets.

IN CONCLUSION
   We appreciate your investment in Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc., and we look forward to sharing our investment outlook and strategies with you in our next report to shareholders.


Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Director




/s/ Lawrence R. Fuller

Lawrence R. Fuller
Senior Vice President and Portfolio Manager

July 26, 2000

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
AVERAGE ANNUAL TOTAL RETURN--CLASS A SHARES
--------------------------------------------------------------------------------
PERIOD COVERED                                                         % RETURN
--------------------------------------------------------------------------------
Year Ended 6/30/00                                                      +29.64%
--------------------------------------------------------------------------------
Inception (6/05/98) to 6/30/00                                           +20.98
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------
                                                      6 MONTH         12 MONTH
                                                    TOTAL RETURN    TOTAL RETURN
--------------------------------------------------------------------------------
Class A Shares                                         -1.19%         +29.64%
--------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

   Past results shown should not be considered a representation of future performance.


----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000                       (IN US DOLLARS)
----------------------------------------------------------------------------------------------------------------------------
NORTH                                 SHARES                                                                    PERCENT OF
AMERICA        INDUSTRY                 HELD               INVESTMENTS                               VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
CANADA          COMMUNICATIONS       160,000     Nortel Networks Corporation .................... $11,089,964    4.1%
                EQUIPMENT
----------------------------------------------------------------------------------------------------------------------------
                WIRELINE              28,328    +AT&T Canada Inc ................................     936,594    0.4
                COMMUNICATIONS       100,000    +Rogers Communications,
                                                   Inc. 'B' .....................................   2,831,207    1.0
                                                                                                  -----------   ----
                                                                                                    3,767,801    1.4
----------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS IN CANADA                       14,857,765    5.5
----------------------------------------------------------------------------------------------------------------------------
UNITED STATES   ADVERTISING            11,863    The Interpublic Group of Companies, Inc ........     510,109    0.2
                ------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY          5,000    +Affymetrix, Inc ................................     825,312    0.3
                                      73,000    +Immunex Corporation ............................   3,608,937    1.3
                                                                                                  -----------   ----
                                                                                                    4,434,249    1.6
                ------------------------------------------------------------------------------------------------------------
                BROADCASTING          10,056    +AMFM Inc ......................................      693,864    0.2
                                      13,150    +Infinity Broadcasting Corporation (Class A)          479,153    0.2
                                                                                                  -----------   ----
                                                                                                    1,173,017    0.4
                ------------------------------------------------------------------------------------------------------------
                BROADCASTING--RADIO    8,665    +Viacom, Inc. (Class B) ........................      590,845    0.2
                & TELEVISION
                ------------------------------------------------------------------------------------------------------------
                COMMUNICATIONS        57,643    +3Com Corporation ..............................    3,318,075    1.2
                EQUIPMENT            210,200    +Cisco Systems, Inc . ..........................   13,360,837    5.0
                                      46,000    +JDS Uniphase Corporation ......................    5,511,375    2.0
                                                                                                  -----------   ----
                                                                                                   22,190,287    8.2
                ------------------------------------------------------------------------------------------------------------
                COMPUTERS             84,000    +EMC Corporation ...............................    6,462,750    2.4
                                     100,000    +Sun Microsystems, Inc . .......................    9,093,750    3.4
                                                                                                  -----------   ----
                                                                                                   15,556,500    5.8
                ------------------------------------------------------------------------------------------------------------
                ELECTRICAL           115,000     General Electric Company ......................    6,095,000    2.3
                EQUIPMENT
                ------------------------------------------------------------------------------------------------------------
                ELECTRONICS           24,000    +Broadcom Corporation (Class A) ................    5,254,500    2.0
                                      24,000    +LSI Logic Corporation .........................    1,299,000    0.5
                                      40,000     Texas Instruments Incorporated ................    2,747,500    1.0
                                      21,000    +Xilinx, Inc . .................................    1,733,813    0.6
                                                                                                  -----------   ----
                                                                                                   11,034,813    4.1
                ------------------------------------------------------------------------------------------------------------
                ENERGY                21,968     El Paso Energy Corporation ...................     1,118,995    0.4
                                      68,685     Enron Corp . .................................     4,430,182    1.6
                                                                                                  -----------   ----
                                                                                                    5,549,177    2.0
                ------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT         19,816     The Walt Disney Company ......................       769,109    0.3
                ------------------------------------------------------------------------------------------------------------
                FINANCIAL SERVICES    52,016     T. Rowe Price Associates, Inc . ..............     2,210,680    0.8
                ------------------------------------------------------------------------------------------------------------
                INFORMATION           45,000    +America Online, Inc . ........................     2,373,750    0.9
                PROCESSING           132,000    +Exodus Communications, Inc . .................     6,080,250    2.3
                                      11,000    +Palm, Inc . ..................................       367,125    0.1
                                                                                                  -----------   ----
                                                                                                    8,821,125    3.3
                ------------------------------------------------------------------------------------------------------------
                OIL SERVICES          64,497     Baker Hughes Incorporated ....................     2,063,904    0.8
                                       2,725     Diamond Offshore Drilling, Inc . .............        95,716    0.0
                                      24,000     Halliburton Company ..........................     1,132,500    0.4
                                      51,555     Schlumberger Limited .........................     3,847,292    1.4
                                                                                                  -----------   ----
                                                                                                    7,139,412    2.6
                ------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS       15,000     Merck & Co., Inc . ...........................     1,149,375    0.4
                                      45,486     Pfizer Inc . .................................     2,183,328    0.8
                                                                                                  -----------   ----
                                                                                                    3,332,703    1.2
                ------------------------------------------------------------------------------------------------------------
                RESTAURANTS           14,273     McDonald's Corporation .......................       470,117    0.2
                ------------------------------------------------------------------------------------------------------------
                RETAIL                44,000    +Amazon.com, Inc . ............................     1,597,750    0.6
                                      42,000    +eBay Inc . ...................................     2,278,500    0.8
                                                                                                  -----------   ----
                                                                                                    3,876,250    1.4
                ------------------------------------------------------------------------------------------------------------

===============================================================================
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (CONTINUED)          (IN US DOLLARS)
-------------------------------------------------------------------------------

NORTH
AMERICA                              SHARES                                                          PERCENT OF
(CONCLUDED)    INDUSTRY                HELD                  INVESTMENTS                    VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------
UNITED STATES  SEMICONDUCTORS        42,000 +Applied Materials, Inc .................   $  3,806,250      1.4%
               ------------------------------------------------------------------------------------------------
(CONCLUDED)
               SOFTWARE--COMPUTER   152,000 +BEA Systems, Inc. ......................      7,505,000      2.8
                                     84,000 +Commerce One, Inc. .....................      3,827,250      1.4
                                     10,000 +Rational Software Corporation ..........        928,750      0.3
                                                                                           ---------     ----
                                                                                          12,261,000      4.5
               -------------------------------------------------------------------------------------------------
               SPECIALTY RETAILING   13,000 +Staples, Inc. ..........................        199,875      0.1
               -------------------------------------------------------------------------------------------------
               WIRELESS               2,198 +Sprint Corp. (PCS Group) ...............        130,781      0.1
               COMMUNICATIONS        25,000 +Western Wireless Corporation (Class A)..      1,360,937      0.5
                                                                                           ---------     ----
                                                                                           1,491,718      0.6
               -------------------------------------------------------------------------------------------------
               WIRELINE              27,312   AT&T Corp. ............................        863,742      0.3
               COMMUNICATIONS         3,100 +Infonet Services Corporation (Class B)..         37,006      0.0
                                     64,000 +NorthPoint Communications Group, Inc. ..        712,000      0.3
                                     78,420 +WorldCom, Inc. .........................      3,597,517      1.3
                                                                                           ---------     ----
                                                                                           5,210,265      1.9
               --------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN THE
                                              UNITED STATES                              116,722,501     43.1
-----------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN NORTH AMERICA
                                              (COST--$111,850,637)                       131,580,266     48.6
-----------------------------------------------------------------------------------------------------------------
PACIFIC
BASIN
-----------------------------------------------------------------------------------------------------------------
AUSTRALIA       WIRELESS             275,000 +Cable & Wireless Optus
                COMMUNICATIONS                  Limited ................................      822,248     0.3
                -------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN AUSTRALIA                  822,248     0.3
-----------------------------------------------------------------------------------------------------------------
CHINA           INFORMATION           40,000 +China.Com Corporation 'A' .................     815,000     0.3
                PROCESSING
                -------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN CHINA                      815,000     0.3
-----------------------------------------------------------------------------------------------------------------
JAPAN           AUTOMOBILES            2,000  Honda Motor Co., Ltd. .....................      68,239     0.0
                                      60,000  Toyota Motor Corporation ..................   2,739,001     1.0
                                                                                            ---------     ----
                                                                                            2,807,240     1.0
                -------------------------------------------------------------------------------------------------
                COMPUTERS             75,000  Fujitsu Limited ...........................   2,601,484     1.0
                -------------------------------------------------------------------------------------------------
                LEISURE               28,600  Sony Corporation ..........................   2,676,055     1.0
                -------------------------------------------------------------------------------------------------
                PHOTOGRAPHY            1,000  Fuji Photo Film ...........................      41,019     0.0
                -------------------------------------------------------------------------------------------------
                RETAIL STORES         67,000  Ito-Yokado Co., Ltd . .....................   4,040,074     1.5
                -------------------------------------------------------------------------------------------------
                SEMICONDUCTORS         4,000  Tokyo Electron Limited ....................     548,934     0.2
                -------------------------------------------------------------------------------------------------
                TRANSPORT SERVICES       500  East Japan Railway Company ................   2,911,016     1.1
                -------------------------------------------------------------------------------------------------
                WIRELESS                 290  NTT Mobile Communications
                COMMUNICATIONS                  Network, Inc. ...........................   7,866,358     2.9
                -------------------------------------------------------------------------------------------------
                WIRELINE                 280  Nippon Telegraph & Telephone
                COMMUNICATIONS                  Corporation (NTT) .......................   3,731,393     1.4
                -------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN JAPAN                   27,223,573    10.1
------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN THE
                                              PACIFIC BASIN (COST--$29,723,948)            28,860,821    10.7
------------------------------------------------------------------------------------------------------------------
WESTERN
EUROPE
------------------------------------------------------------------------------------------------------------------
DENMARK         WIRELINE              20,880  Tele Danmark A/S ........................     1,411,246     0.5
                COMMUNICATIONS
                --------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN DENMARK                  1,411,246     0.5
------------------------------------------------------------------------------------------------------------------

                                                                          ML-18

===============================================================================
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (CONTINUED)          (IN US DOLLARS)
--------------------------------------------------------------------------------

WESTERN
EUROPE                              SHARES                                                          PERCENT OF
(CONTINUED)   INDUSTRY                HELD                  INVESTMENTS                    VALUE    NET ASSETS
----------------------------------------------------------------------------------------------------------------
FINLAND       COMMUNICATIONS       200,160   Nokia Oyj ............................... $ 10,255,632     3.8%
              EQUIPMENT
              --------------------------------------------------------------------------------------------------
              WIRELESS              14,000   Sonera Oyj ..............................      640,824     0.2
              COMMUNICATIONS
              --------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN FINLAND                10,896,456     4.0
----------------------------------------------------------------------------------------------------------------
FRANCE       BANKING & FINANCIAL     8,900   Credit Lyonnais .........................      424,871     0.1
             ---------------------------------------------------------------------------------------------------
             BROADCASTING &         25,740   Societe Television
             PUBLISHING                        Francaise 1 ...........................    1,801,229     0.7
             --------------------------------------------------------------------------------------------------
             CHEMICALS              21,717   Aventis SA ..............................    1,563,426     0.6
             --------------------------------------------------------------------------------------------------
             COSMETICS                 130  +L'Oreal SA ..............................      113,029     0.0
             --------------------------------------------------------------------------------------------------
             ELECTRICAL             20,000   Alstom ..................................      542,759     0.2
             EQUIPMENT
             --------------------------------------------------------------------------------------------------
             ELECTRONICS           111,000   STMicroelectronics NV ...................    7,022,704     2.6
             --------------------------------------------------------------------------------------------------
             FOOD                    2,296   Groupe Danone ...........................      305,931     0.1
             --------------------------------------------------------------------------------------------------
             INSURANCE               2,946   Axa .....................................      465,966     0.2
             --------------------------------------------------------------------------------------------------
             OIL/INTEGRATED--       15,000   Total Fina SA 'B'........................    2,309,267     0.8
             INTERNATIONAL
             --------------------------------------------------------------------------------------------------
             PHARMACEUTICALS         3,060   Aventis SA ..............................      224,252     0.1
             --------------------------------------------------------------------------------------------------
             RETAIL STORES           6,648   Carrefour SA ............................      456,291     0.2
             --------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN FRANCE                 15,229,725     5.6
----------------------------------------------------------------------------------------------------------------
GERMANY      AUTOMOBILES            17,529   DaimlerChrysler AG ......................      923,341     0.3
             --------------------------------------------------------------------------------------------------
             CHEMICALS               7,187   BASF AG .................................      292,458     0.1
                                    17,155   Bayer AG ................................      670,947     0.3
                                     1,588   Celanese AG .............................       30,902     0.0
                                                                                          ---------    ----
                                                                                            994,307     0.4
             --------------------------------------------------------------------------------------------------
             ELECTRONICS            26,000   Siemens AG ..............................    3,925,467     1.5
             --------------------------------------------------------------------------------------------------
             INSURANCE               1,646   Allianz AG (Registered Shares) ..........      599,585     0.2
             --------------------------------------------------------------------------------------------------
             RETAIL STORES          55,000   Metro AG ........ .... ..................    1,940,206     0.7
             --------------------------------------------------------------------------------------------------
             SOFTWARE--COMPUTER      2,800  +Brokat Infosystems AG ...................      218,753     0.1
             --------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN GERMANY                 8,601,659     3.2
----------------------------------------------------------------------------------------------------------------
ITALY        BANKING &             120,000  +Banca di Roma SpA .......................      147,931     0.1
             FINANCIAL              54,750   Unicredito Italiano SpA .................      262,942     0.1
                                                                                         ----------    ----
                                                                                            410,873     0.2
             --------------------------------------------------------------------------------------------------
             INSURANCE               7,500   Assicurazioni Generali ..................      258,103     0.1
                                   228,725   Istituto Nazionale delle Assicurazioni (INA)
                                               SpA ...................................      565,680     0.2
                                                                                          ---------    ----
                                                                                            823,783     0.3
             --------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN ITALY                   1,234,656     0.5
----------------------------------------------------------------------------------------------------------------
NETHERLANDS  CHEMICALS              18,000   Akzo Nobel NV ...........................      767,839     0.3
                                    36,000   DSM NV ..................................    1,159,523     0.4
                                                                                          ---------    ----
                                                                                          1,927,362     0.7
             --------------------------------------------------------------------------------------------------
             ENERGY                 55,000   Royal Dutch Petroleum Company ...........    3,432,267     1.3
             --------------------------------------------------------------------------------------------------
             INSURANCE               8,784   Aegon NV ................................      313,826     0.1
                                    16,282   ING Groep NV ............................    1,105,041     0.4
                                                                                          ---------    ----
                                                                                          1,418,867     0.5
             --------------------------------------------------------------------------------------------------




===============================================================================
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (CONTINUED)          (IN US DOLLARS)
--------------------------------------------------------------------------------

WESTERN
EUROPE                              SHARES                                                          PERCENT OF
(CONCLUDED)   INDUSTRY                HELD                  INVESTMENTS                   VALUE     NET ASSETS
----------------------------------------------------------------------------------------------------------------
NETHERLANDS   LEISURE               31,584   Koninklijke (Royal) Philips
(CONCLUDED)                                    Electronics NV ........................   $ 1,495,655    0.6%
              -----------------------------------------------------------------------------------------------
              SEMICONDUCTORS        75,000  +ASM Lithography Holding NV ..............     3,236,713    1.2
                                    21,000  +ASM Lithography Holding NV (ADR) (a).....       925,313    0.3
                                                                                           ---------   ----
                                                                                           4,162,026    1.5
              -----------------------------------------------------------------------------------------------
              WIRELINE             33,195   +Equant ..................................     1,354,290    0.5
              COMMUNICATIONS
              -----------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN THE NETHERLANDS         13,790,467    5.1
----------------------------------------------------------------------------------------------------------------
PORTUGAL      WIRELINE              93,500   Portugal Telecom SA (Registered Shares)..     1,054,038    0.4
              COMMUNICATIONS
              -----------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN PORTUGAL                 1,054,038    0.4
----------------------------------------------------------------------------------------------------------------
SPAIN         BANKING & FINANCIAL   16,929  +Banco Bilbao Vizcaya, SA ................       253,970    0.1
                                    55,530   Banco Santander Central Hispano, SA .....       588,203    0.2
                                                                                           ---------   ----
                                                                                             842,173    0.3
              -----------------------------------------------------------------------------------------------
              INFORMATION          132,000   Telefonica Publicidad e
              PROCESSING                      Informacion, SA ........................     1,251,433    0.5
              -----------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN SPAIN                    2,093,606    0.8
----------------------------------------------------------------------------------------------------------------
SWEDEN        COMMUNICATIONS       183,060   Telefonaktiebolaget LM Ericsson AB 'B' ..     3,641,999    1.3
              EQUIPMENT
              -----------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN SWEDEN                   3,641,999    1.3
----------------------------------------------------------------------------------------------------------------
SWITZERLAND   FOOD                     300   Nestle SA (Registered Shares) ...........       602,361    0.2
              -----------------------------------------------------------------------------------------------
              PHARMACEUTICALS          520   Novartis AG (Registered Shares) .........       826,321    0.3
              --------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN SWITZERLAND              1,428,682    0.5
----------------------------------------------------------------------------------------------------------------
UNITED        BANKING & FINANCIAL   20,655   HSBC Holdings PLC .......................       236,242    0.1
KINGDOM
              -----------------------------------------------------------------------------------------------

              ENERGY               400,000   BP Amoco PLC ............................     3,839,250    1.4
              -----------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS    18,892   Unilever PLC ............................       114,402    0.0
              -----------------------------------------------------------------------------------------------
              PHARMACEUTICALS        8,500   AstraZeneca Group PLC ...................       396,982    0.1
                                    23,550   Glaxo Wellcome PLC ......................       687,021    0.3
                                    43,776   SmithKline Beecham PLC ..................       573,257    0.2
                                                                                           ---------   ----
                                                                                           1,657,260    0.6
              -----------------------------------------------------------------------------------------------
              PUBLISHING            20,000   EMAP PLC ................................       321,855    0.2
                                    11,160   Pearson PLC .............................       354,798    0.1
                                                                                           ---------   ----
                                                                                             676,653    0.3
              -----------------------------------------------------------------------------------------------
              WIRELESS           1,813,433   Vodafone AirTouch PLC ...................     7,330,101    2.7
              COMMUNICATIONS
              -----------------------------------------------------------------------------------------------
              WIRELINE             185,071  +COLT Telecom Group PLC ..................     6,163,938    2.3
              COMMUNICATIONS        81,000  +Energis PLC .............................     3,038,670    1.1
                                                                                           ---------   ----
                                                                                           9,202,608    3.4
              -----------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN THE
                                             UNITED KINGDOM                               23,056,516    8.5
----------------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS IN WESTERN EUROPE
                                             (COST--$70,529,008)                          82,439,050   30.4
----------------------------------------------------------------------------------------------------------------


===============================================================================
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2000 (CONCLUDED)          (IN US DOLLARS)
-------------------------------------------------------------------------------

SHORT-TERM                            FACE                                                             PERCENT OF
SECURITIES                          AMOUNT                     ISSUE                       VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------
COMMERCIAL                      $ 8,511,000   General Motors Acceptance Corp., 7.13% due
PAPER*                                          7/03/2000 ............................    $ 8,505,943    3.1%
                                 10,000,000   Goldman Sachs Group, Inc., 6.75% due
                                                7/06/2000 ............................      9,988,750    3.7
                                                                                            ---------   ----
                                                                                           18,494,693    6.8
----------------------------------------------------------------------------------------------------------------
US GOVERNMENT                                 Federal Home Loan Mortgage Corporation:
AGENCY OBLIGATIONS*               3,180,000     6.48% due 7/14/2000 ..................      3,171,986    1.2
                                  6,030,000     6.46% due 7 /18 /2000 ................      6,010,523    2.2
                                                                                            ---------   ----
                                                                                            9,182,509    3.4
----------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                               (COST--$27,677,202) ...................     27,677,202   10.2
----------------------------------------------------------------------------------------------------------------

                                              TOTAL INVESTMENTS (COST--$239,780,795)..    270,557,339   99.9
                                              OTHER ASSETS LESS LIABILITIES ..........        249,425    0.1
                                                                                            ---------   ----

                                              NET ASSETS .............................   $270,806,764  100.0%
                                                                                         ============  =====
----------------------------------------------------------------------------------------------------------------
 *  Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
 +  Non-income producing security.
(a) American Depositary Receipts (ADR)










     See Notes to Financial Statements.

===============================================================================
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2000
-------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost--$239,780,795) ...............................              $270,557,339
Cash ................................................................................                   111,300
Receivables:
  Capital shares sold ...............................................................  $ 529,170
  Securities sold ...................................................................    388,951

  Dividends..........................................................................    129,702      1,047,823
                                                                                        --------

Prepaid expenses and other assets ...................................................                 1,156,349
                                                                                                    -----------
Total assets ........................................................................               272,872,811
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Custodian bank ....................................................................    1,107,461
  Securities purchased ..............................................................      628,484
  Investment adviser ................................................................      155,114
  Capital shares redeemed ...........................................................      105,791    1,996,850
                                                                                          --------
Accrued expenses and other liabilities ..............................................                    69,197
                                                                                                      ---------
Total liabilities ...................................................................                 2,066,047
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................              $270,806,764
                                                                                                   ============
---------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $10 par value, 100,000,000 shares authorized+ .......              $  1,862,681
Paid-in capital in excess of par ....................................................               229,931,078
Undistributed investment income--net ................................................                   173,633
Undistributed realized capital gains on investments and foreign currency
 transactions--net...................................................................                 8,058,592
Unrealized appreciation on investments and foreign currency transactions--net .......                30,780,780
                                                                                                   ------------
NET ASSETS ..........................................................................              $270,806,764
                                                                                                   ============
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A--Based on net assets of $270,806,764 and 18,626,806 shares outstanding .......                  $ 14.54
                                                                                                   ============
---------------------------------------------------------------------------------------------------------------
+ THE FUND IS ALSO AUTHORIZED TO ISSUE 100,000,000 CLASS B SHARES.










   See Notes to Financial Statements.

-------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2000
-------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest and discount earned  ..............................................................     $  592,995
Dividends  (net of $69,098 foreign withholding tax) ........................................        589,068
                                                                                              -------------
Total income ...............................................................................      1,182,063
                                                                                              -------------
-----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees .... ................................................ $  896,636
Custodian fees ...............................................................     38,897
Accounting services ..........................................................     20,074
Registration fees ............................................................     19,797
Professional fees ............................................................     13,343
Printing and shareholder reports .............................................      9,276
Transfer agent fees ..........................................................      2,007
Directors' fees and expenses .................................................      1,753
Pricing services .............................................................        927
Other ........................................................................      1,618
                                                                              -----------
Total expenses ...............................................................                    1,004,328
                                                                                              -------------
Investment income--net .......................................................                      177,735
                                                                                              -------------
-----------------------------------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
 CURRENCY TRANSACTIONS--NET:
Realized gain (loss) from:
 Investments--net ............................................................  8,151,397
 Foreign currency transactions--net ..........................................    (57,092)        8,094,035
                                                                               ----------
Change in unrealized appreciation/depreciation on:
 Investments--net ............................................................(16,043,032)
 Foreign currency transactions--net ..........................................      7,743       (16,035,289)
                                                                               -----------     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................                 $ (7,763,249)
                                                                                               =============
------------------------------------------------------------------------------------------------------------





See Notes to Financial Statements.

-------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                    FOR THE SIX         FOR THE
                                                                                   MONTHS ENDED       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS:                                                 JUNE 30, 2000   DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income--net ........................................................    $    177,735       $ 1,268,598
Realized gain on investments and foreign currency transactions--net ...........       8,094,305         2,090,153
Change in unrealized appreciation on investments and foreign currency
  transactions--net ...........................................................     (16,035,289)       45,178,580
                                                                                   ------------       -----------
Net increase (decrease) in net assets resulting from operations ...............      (7,763,249)       48,537,331
                                                                                   ------------       -----------
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS:
Investment income--net:
  Class A .....................................................................          (4,102)       (1,171,390)
Realized gain on investments--net:
  Class A .....................................................................      (1,153,439)       (1,105,991)
                                                                                   ------------       -----------
Net decrease in net assets resulting from dividends and distributions to
  shareholders ................................................................      (1,157,541)       (2,277,381)
                                                                                   ------------       -----------
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets derived from capital share transactions ............      99,319,780       114,490,492
                                                                                   ------------       -----------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets ..................................................      90,398,990       160,750,442
Beginning of period ...........................................................     180,407,774        19,657,332
                                                                                   ------------       -----------
End of period* ................................................................    $270,806,764      $180,407,774
                                                                                   ============       ===========
--------------------------------------------------------------------------------------------------------------------
* UNDISTRIBUTED INVESTMENT INCOME--NET ........................................    $    173,633        $       --
                                                                                   ============       ===========



See Notes to Financial Statements.

-------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN
DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL
STATEMENTS.

                                                                                 ClASS A++
                                                               -------------------------------------------------------
                                                               FOR THE SIX         FOR THE          FOR THE PERIOD
                                                               MONTHS ENDED       YEAR ENDED         JUNE 5, 1998+
INCREASE (DECREASE) IN NET ASSET VALUE:                        JUNE 30, 2000   DECEMBER 31, 1999  TO DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......................      $ 14.78           $ 10.82          $ 10.00
                                                                 -------           -------          -------
Investment income--net ....................................          .01               .11              .03
Realized and unrealized gain (loss) on investments and
 foreign currency transactions--net .......................         (.18)             4.06              .79
                                                                 -------           -------          -------
Total from investment operations ..........................         (.17)             4.17              .82
                                                                 -------           -------          -------
Less dividends and distributions:
 Investment income--net ...................................           --++++          (.12)              --
 Realized gain on investments--net ........................         (.07)             (.09)              --
                                                                 -------           -------          -------
Total dividends and distributions .........................         (.07)             (.21)              --
                                                                 -------           -------          -------
Net asset value, end of period ............................      $ 14.54           $ 14.78         $  10.82
                                                                 =======           =======          =======
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share ........................        (1.19%)+++        38.69%           8.20%+++
                                                                 =======           =======          =======
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................................          .84%*             .87%           1.03%*
                                                                 =======           =======          =======

Investment income--net ....................................          .15%*             .97%            .63%*
                                                                 =======           =======          =======

----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..................     $270,807           $180,408       $ 19,657
                                                                 =======           =======          =======

Portfolio turnover ........................................        24.34%            99.09%          15.25%
                                                                 =======           =======          =======
----------------------------------------------------------------------------------------------------------------------

   * ANNUALIZED.
  ** TOTAL INVESTMENT RETURNS EXCLUDE INSURANCE-RELATED FEES AND EXPENSES.
   + COMMENCEMENT OF OPERATIONS.
  ++ BASED ON AVERAGE SHARES OUTSTANDING.
 +++ AGGREGATE TOTAL INVESTMENT RETURN.
++++ AMOUNT IS LESS THAN $.01 PER SHARE.



See Notes to Financial Statements.

-------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--GLOBAL GROWTH FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:
Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company that as of June 30, 2000 was comprised of 19 separate funds. Each fund offers two classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.")), and other insurance companies, that are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. Class A and Class B Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Global Growth Focus Fund (the "Fund") is classified as "diversified," as defined in the Investment Company Act of 1940. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) VALUATION OF INVESTMENTS--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

(b) DERIVATIVE FINANCIAL INSTRUMENTS--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- FORWARD FOREIGN EXCHANGE CONTRACTS--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

- OPTIONS--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid or received is added to (or deducted from) the basis of the security acquired or deducted from (or added
to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are nonincome producing investments.

- FINANCIAL FUTURES CONTRACTS--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- FOREIGN CURRENCY OPTIONS AND FUTURES--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

   (c) FOREIGN CURRENCY TRANSACTIONS--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

   (d) INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

   (e) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

   (f) DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

   (g) CUSTODIAN BANK--The Fund recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

   The Company has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner.

   MLIM is responsible for the management of the Company's funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the funds. For such services, the Fund pays a monthly fee at the annual rate of .75% of the average daily value of the Fund's net assets.

   MLIM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class B Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLIM which, in turn, will be reimbursed by MLLA.

   For the six months ended June 30, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., earned $25,501 in commissions on the execution of portfolio security transactions.

   Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

   FAM Distributors, Inc. ("FAMD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc., is the Fund's Distributor.

   Accounting services are provided to the Fund by MLIM at cost.

   Certain officers and/or directors of the Company are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $133,822,384 and $52,760,365, respectively.

   Net realized gains (losses) for the six months ended June 30, 2000 and net unrealized gains as of June 30, 2000 were as follows:


-------------------------------------------------------------------------------
                                           Realized           Unrealized
                                         Gains (Losses)          Gains
-------------------------------------------------------------------------------
Long-term investments .............      $8,151,464           $30,776,544
Short-term investments ............             (67)                   --
Foreign currency transactions .....         (57,092)                4,236
                                         ----------            ----------
Total .............................      $8,094,305           $30,780,780
                                         ==========            ==========
-------------------------------------------------------------------------------


   At June 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $30,776,544, of which $54,194,075 related to appreciated securities and $23,417,531 related to depreciated securities. At June 30, 2000, the aggregate cost of investments for Federal income tax purposes was $239,780,795.


4. CAPITAL SHARE TRANSACTIONS:

Transactions in capital shares were as follows:


-------------------------------------------------------------------------------
Class A for the Six Months Ended                                   Dollar
June 30, 2000                                  Shares              Amount
-------------------------------------------------------------------------------
Shares sold...........................         6,765,461        $104,423,985
Shares issued to shareholders in
  reinvestment of dividends and
  distributions.......................            69,522           1,157,541
                                               ---------         -----------
Total issued..........................         6,834,983         105,581,526
Shares redeemed.......................          (415,822)         (6,261,746)
                                               ---------         -----------
Net increase..........................         6,419,161        $ 99,319,780
                                               =========         ===========
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Class A for the Year Ended                                           Dollar
December 31, 1999                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ...........................         15,332,216        $170,032,328
Shares issued to shareholders in
  reinvestment of dividends and
  distributions........................            159,398           2,277,381
                                                ----------         -----------
Total issued...........................         15,491,614         172,309,709
Shares redeemed........................         (5,100,726)        (57,819,217)
                                                ----------         -----------
Net increase...........................         10,390,888        $114,490,492
                                                ==========         ===========
-------------------------------------------------------------------------------

5. COMMITMENTS:

At June 30, 2000, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase and sell various foreign currencies with approximate values of $113,000 and $394,000, respectively.

   This report is only for distribution to shareholders of one of the Funds of Merrill Lynch Variable Series Funds, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
































Merrill Lynch Variable Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                     FINANCIAL STATEMENTS OF
                 THE PRUDENTIAL SERIES FUND, INC.

                   PRUDENTIAL JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
June 30, 2000
  ASSETS
    Investments, at value (cost: $2,719,430,030) ............ $  3,478,239,086
    Cash ....................................................              749
    Receivable for investments sold .........................        8,349,032
    Receivable for capital stock sold .......................        1,519,254
    Interest and dividends receivable .......................        1,228,980
    Receivable for securities lending, net ..................          436,026
                                                              ----------------
       Total Assets .........................................    3,489,773,127
                                                              ----------------
  LIABILITIES
    Payable to investment adviser ...........................         4,845,097
    Payable for investments purchased .......................       11,274,047
    Payable for capital stock repurchased ...................          349,577
    Distribution fee payable ................................              465
    Administration fee payable ..............................              279
    Accrued expenses and other liabilities ..................          173,711
                                                              ----------------
      Total Liabilities .....................................       16,643,176
                                                              ----------------
  NET ASSETS ................................................ $  3,473,129,951
                                                              ================
    Net assets were comprised of:
      Common stock, at $0.01 par value ...................... $      1,048,296
      Paid-in capital, in excess of par .....................    2,473,158,889
                                                              ----------------
                                                                 2,474,207,185
      Undistributed net investment income ...................          923,669
      Accumulated net realized gain on investments ..........      239,190,019
      Net unrealized appreciation on investments and
        foreign currencies ..................................      758,809,078
                                                              ----------------
        Net assets, June 30, 2000 ........................... $  3,473,129,951
                                                              ================

  Class I:
    Net asset value and redemption price per share,
      3,470,354,015/104,745,716 outstanding shares of
      common stock (authorized 110,000,000 shares) .......... $          33.13
                                                              ================
  Class II:
    Net asset value and redemption price per share,
    2,775,935/83,915 outstanding shares of common
    stock (authorized 5,000,000 shares) ..................... $          33.08
                                                              ================


STATEMENT OF OPERATIONS
(UNAUDITED)
Six Months Ended June 30, 2000
  INVESTMENT INCOME
    Dividends (net of $189,126 foreign withholding tax) ..... $      6,178,414
    Interest ................................................        3,995,743
    Income from securities loaned, net ......................          565,833
                                                              ----------------
                                                                    10,739,990
                                                              ----------------
  EXPENSES
    Investment advisory fee .................................        9,532,134
    Administration fee -- Class II ..........................              285
    Distribution fee -- Class II ............................              476
    Shareholders' reports ...................................          186,000
    Accounting fee ..........................................           40,000
    Custodian's fees and expenses ...........................           35,000
    Audit fees and expenses .................................           17,000
    Commitment fee on syndicated credit agreement ...........           13,000
    Legal fees and expenses .................................            5,000
    Transfer agent's fees and expenses ......................            5,000
    Directors' fees .........................................            2,000
    Miscellaneous ...........................................            4,616
                                                              ----------------
      Total expenses ........................................        9,840,511
    Less: custodian fee credit ..............................          (24,190)
                                                              ----------------
      Net expenses ..........................................        9,816,321
                                                              ----------------
NET INVESTMENT INCOME .......................................          923,669
                                                              ----------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
    Net realized gain on investments ........................      240,205,243
                                                              ----------------
    Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................     (133,489,787)
      Foreign currencies ....................................               22
                                                              ----------------
                                                                  (133,489,765)
                                                              ----------------
NET GAIN ON INVESTMENTS .....................................      106,715,478
                                                              ----------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ................................... $    107,639,147
                                                              ================

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
                                                                                       SIX MONTHS ENDED               YEAR ENDED
                                                                                          JUNE 30, 2000        DECEMBER 31, 1999
                                                                                       ----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income .....................................................          $        923,669        $       3,100,657
   Net realized gain on investments ..........................................               240,205,243              147,534,996
   Net change in unrealized appreciation (depreciation) on investments........              (133,489,765)             574,663,580
                                                                                        ----------------        -----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................               107,639,147              725,299,233
                                                                                        ----------------        -----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income -- Class I ...........................                        --               (3,100,657)
   Distributions from net realized capital gains
   Class I ...................................................................               (49,620,027)            (109,146,897)
   Class II ..................................................................                    (2,217)                      --
                                                                                        ----------------        -----------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .........................................               (49,622,244)            (112,247,554)
                                                                                        ----------------        -----------------
CAPITAL STOCK TRANSACTIONS:
   Capital stock sold [22,430,665 and 46,076,803 shares, respectively] .......               752,106,237            1,238,109,549
   Capital stock issued in reinvestment of dividends and distributions
     [1,630,701 and 3,815,423 shares, respectively] ..........................                49,622,244              112,247,554
   Capital stock repurchased [(4,763,710) and (14,500,046) shares,
      respectively] ..........................................................              (157,283,294)            (391,470,256)
                                                                                        ----------------        -----------------
      NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS ...               644,445,187              958,886,847
                                                                                        ----------------        -----------------
TOTAL DECREASE IN NET ASSETS .................................................               702,462,090            1,571,938,526

NET ASSETS:
   Beginning of period .......................................................             2,770,667,861            1,198,729,335
                                                                                        ----------------        -----------------
   End of period(a) ..........................................................          $  3,473,129,951        $   2,770,667,861
                                                                                        ================        =================
(a) Includes undistributed net investment income of: .........................          $        923,669        $              --
                                                                                        ----------------        -----------------


                        SEE NOTES TO FINANCIAL STATEMENTS.

                                       A

                    THE PRUDENTIAL SERIES FUND, INC.
                         SCHEDULE OF INVESTMENTS

                      PRUDENTIAL JENNISON PORTFOLIO

JUNE 30, 2000 (UNAUDITED)

LONG-TERM INVESTMENTS--95.9%

                                                                       VALUE
COMMON STOCKS                                        SHARES           (NOTE 2)
                                                  ----------    ---------------
ADVERTISING -- 1.1%
  Omnicom Group Inc. .........................       420,200    $    37,424,063
                                                                ---------------
COMPUTERS -- 8.9%
  Compaq Computer Corp. ......................     1,348,100         34,460,806
  Dell Computer Corp.(a) .....................       775,300         38,231,981
  EMC Corp.(a) ...............................       968,000         74,475,500
  Hewlett-Packard Co. ........................       965,500        120,566,812
  Sun Microsystems, Inc.(a) ..................       471,800         42,904,313
                                                                ---------------
                                                                    310,639,412
                                                                ---------------
COMPUTER SOFTWARE & SERVICES -- 7.2%
  ASM Lithography Holding N.V.(a) ............       555,100         24,493,787
  Cisco Systems, Inc.(a) .....................     1,854,000        117,844,875
  Juniper Networks, Inc.(a) ..................       142,200         20,698,988
  Microsoft Corp.(a) .........................       758,600         60,688,000
  VERITAS Software Corp.(a) ..................       229,050         25,886,229
                                                                ---------------
                                                                    249,611,879
                                                                ---------------
COSMETICS & SOAPS -- 0.6%
  Estee Lauder Companies
    (Class "A") ..............................       414,500         20,491,844
                                                                ---------------

DIVERSIFIED OPERATIONS -- 3.2%
  Corning, Inc. ..............................       154,200         41,614,725
  General Electric Co. .......................     1,330,000         70,490,000
                                                                ---------------
                                                                    112,104,725
                                                                ---------------
DRUGS & MEDICAL SUPPLIES -- 12.8%
  American Home Products Corp. ...............     1,061,300         62,351,375
  Amgen, Inc.(a) .............................       744,300         52,287,075
  Genetech, Inc.(a) ..........................       232,800         40,041,600
  Lilly (Eli) & Co. ..........................       270,200         26,986,225
  Merck & Co., Inc. ..........................       714,200         54,725,575
  Pfizer, Inc. ...............................     2,819,300        135,326,400
  Pharmacia Corp. ............................     1,373,994         71,018,315
                                                                ---------------
                                                                    442,736,565
                                                                ---------------
ELECTRONICS -- 8.5%
  Applied Materials, Inc.(a) .................       532,600         48,266,875
  Applied Micro Circuits Corp.(a) ............       232,800         22,989,000
  Broadcom Corp.(a) ..........................        90,200         19,748,162
  Intel Corp. ................................       954,800        127,644,825
  Texas Instruments, Inc. ....................     1,122,100         77,074,244
                                                                ---------------
                                                                    295,723,106
                                                                ---------------
FINANCIAL SERVICES -- 10.0%
  American Express Co. .......................     1,278,600         66,647,025
  Citigroup, Inc. ............................     1,927,200        116,113,800
  Merrill Lynch & Co., Inc. ..................       638,600         73,439,000
  Morgan Stanley Dean Witter & Co. ...........     1,111,340         92,519,055
                                                                ---------------
                                                                    348,718,880
                                                                ---------------
INSURANCE -- 2.2%
  American International Group, Inc. .........       636,425         74,779,937
                                                                ---------------

INTERNET SOFTWARE -- 1.7%
  America Online, Inc.(a) ....................       706,600         37,273,150
  Verisign, Inc. .............................       128,000         22,592,000
                                                                ---------------
                                                                     59,865,150
                                                                ---------------
MEDIA--8.2%
  AT&T Corp. -- Liberty Media Group
    (Class "A" Stock) ........................     2,239,000         54,295,750
  ClearChannelCommunications,Inc.(a) .........       779,100         58,432,500
  Time Warner, Inc. ..........................       476,900         36,244,400
  Univision Communications Inc(a) ............       338,300         35,014,050
  Viacom, Inc.(a) ............................     1,477,119        100,721,052
                                                                ---------------
                                                                    284,707,752
                                                                ---------------
OIL & GAS SERVICES -- 1.0%
  Schlumberger, Ltd. .........................       479,600         35,790,150
                                                                ---------------

RETAIL -- 9.7%
  Costco Wholesale Corp.(a) ..................       137,500          4,537,500
  Gap, Inc. (The) ............................     1,228,850         38,401,562
  Home Depot, Inc. ...........................     2,269,700        113,343,144
  Kohl's Corp.(a) ............................     1,277,200         71,044,250
  Tiffany & Co. ..............................       525,900         35,498,250
  Wal-Mart Stores, Inc. ......................     1,273,400         73,379,675
                                                                ---------------
                                                                    336,204,381
                                                                ---------------
TELECOMMUNICATIONS -- 20.8%
  Allegiance Telecom, Inc.(a) ................       475,150         30,409,600
  Ericsson (L.M.) Telephone Co., Inc.
    (ADR) (Sweden) ...........................     2,318,900         46,378,000
  General Motors Corp (Class "H"
    Stock) ...................................       508,300         44,603,325
  Global Crossing Ltd.(a) ....................     1,580,000         41,573,750
  JDS Uniphase Corp.(a) ......................       307,800         36,897,525
  Level 3 Communications, Inc.(a) ............       173,300         15,250,400
  Metromedia Fiber Network, Inc. .............       709,200         28,146,375
  Motorola, Inc. .............................     1,026,100         29,821,031
  Nextel Communications, Inc. ................       502,400         30,740,600
  Nextlink Communications(a) .................       501,600         19,029,450
  Nokia Corp. (ADR) (Finland)(a) .............     2,331,500        116,429,281
  Nortel Networks Corp .......................       576,100         39,318,825
  NTL, Inc.(a)(b) ............................       740,850         44,358,394
  Qwest Communications International,
    Inc.(a)(b) ...............................     1,896,100         94,212,469
  Vodafone AirTouch Group PLC,
    ADR (United Kingdom) .....................     2,574,581        106,684,217
                                                                ---------------
                                                                    723,853,242
                                                                ---------------
TOTAL LONG-TERM INVESTMENTS
  (cost $2,573,842,030) ......................                    3,332,651,086
                                                                ---------------

                                                  PRINCIPAL
SHORT-TERM                                          AMOUNT            VALUE
INVESTMENTS -- 4.2%                                  (000)           (NOTE 2)
                                                 ------------   ---------------
  REPURCHASE AGREEMENT
    Joint Repurchase Agreement Account
    6.49%, 07/03/00
    (cost $145,588,000; Note 5) ..............   $   145,588    $   145,588,000
                                                                ---------------
TOTAL INVESTMENTS -- 100.1%
  (cost $2,719,430,030; Note 6) ............................      3,478,239,086
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%) .........................................         (5,109,135)
                                                                ---------------
NET ASSETS -- 100.0% .......................................    $ 3,473,129,951
                                                                ===============

The following abbreviations are used in portfolio descriptions:
ADR   American Depository Receipt
PLC   Public Limited Company (British Corporation)
NV    Naamloze Vennootschap (Dutch Corporation)

(a) Non-income producing security.

(b) Portion of the security on loans: As of June 30, 2000, the Fund had securities on loan with an aggregate market value of $113,899,238. As of this date, the collateral held for securities on loan was comprised of U.S. government securities with an aggregate market value of $119,174,485.


                    SEE NOTES TO FINANCIAL STATEMENTS

                                     B

                   NOTES TO THE FINANCIAL STATEMENTS OF
                      THE PRUDENTIAL SERIES FUND, INC.
                        PRUDENTIAL JENNISON PORTFOLIO
                                 (UNAUDITED)

NOTE 1: GENERAL

        The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of seventeen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only one Portfolio: Prudential Jennison Portfolio. The Portfolio's investment objective is long-term growth of capital by investing primarily in common stocks of established companies with above-average growth prospects.

NOTE 2: ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

        SECURITIES VALUATION: Equity securities traded on an exchange or NASDAQ (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded, or if there is not a sale, at the mean of the last reported bid and asked prices or at the bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are valued by an independent pricing agent or a principal market maker. Debt securities, in general, are valued using an independent pricing service or a principal market maker. Options on stock or stock indices are valued at the average of the last reported bid and asked prices on the exchange on which they are traded. Futures contracts and options on futures contracts are valued at the last reported sale price, or if there is not a sale, at the mean between the last reported bid and asked prices on the commodity exchange or the board of trade on which they are traded. Any security for which a reliable market quotation is unavailable is valued at fair value by The Prudential Insurance Company of America ("The Prudential") under the direction of the Series Fund's Board of Directors.

        Short-term securities which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

        REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

        FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

        (i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

        (ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

        Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

        Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

                                      C1

        Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

        SECURITIES LENDING: The Series Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Series Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Series Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Series Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Prudential Securities Incorporated ("PSI") is the securities lending agent for the Series Fund. PSI is an indirect, wholly owned subsidiary of The Prudential. For the six months ended June 30, 2000, PSI has been compensated $175,958 for these services.

        SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. These estimates are adjusted when the actual source of the distributions is disclosed. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund's expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses, which are attributable directly at a Portfolio or class level.

        Net investment income, other than administration and distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

        CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits, which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

        TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of each Portfolio of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

        Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

        DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolio will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

        Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE 3: AGREEMENTS

        The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a subadvisory agreement with Jennison Associates LLC ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Portfolio. The Prudential pays for the services of Jennison, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.


                                       C2

        The investment advisory fee paid to The Prudential is computed daily and payable quarterly, at the annual rate of 0.60% of the value of the Portfolio's average daily net assets.

        The Prudential compensates Jennison for its services at the annual rate of 0.75% on the first $10 million of the value of the Portfolio's average daily net assets, 0.50% on the next $30 million, 0.35% on the next $25 million, 0.25% on the next $335 million, 0.22% on the next $600 million and 0.20% thereafter. The fees are computed daily and paid quarterly.

        The Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS") which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund's Class II shares pursuant to a plan of distribution (the
        "Class II Plan"), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable quarterly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensates PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

        The Series Fund has an administration agreement with Prudential Investments Fund Management LLC ("PIFM") which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PIFM is accrued daily and payable quarterly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

        The Prudential has agreed to reimburse the Portfolio the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No reimbursement was required for the six months ended June 30, 2000.

        PIMS, PIFM and Jennison are wholly-owned subsidiaries of The
        Prudential.

        The Series Fund, along with other affiliated registered investment companies (the "Funds"), entered into a syndicated credit agreement ("SCA") with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings outstanding will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pays a commitment fee at an annual rate of 0.080 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was
        0.065 of 1% of the unused portion of the facility. The Series Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2000.

NOTE 4: OTHER TRANSACTIONS WITH AFFILIATES

        Prudential Mutual Fund Services LLC ("PMFS"), a wholly owned subsidiary of PIFM, serves as the Series Fund's transfer agent. During the six months ended June 30, 2000, the Portfolio incurred fees of approximately $5,100 for the services of PMFS and as of June 30, 2000, $900 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expense paid to nonaffiliates.

        For the six months ended June 30, 2000, PSI earned $138,270 in brokerage commissions from transactions executed on behalf of the Portfolio.

NOTE 5: JOINT REPURCHASE AGREEMENT ACCOUNT

        The Series Fund may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Portfolio had a 23.05% undivided interest in the joint repurchase agreement account which represented $145,588,000 in principal amount as of June 30, 2000.

        As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

        ABN AMRO Inc., 6.60%, in the principal amount of $130,000,000, repurchase price $130,071,500, due 7/3/00. The value of the collateral including accrued interest was $132,600,710.

        ABN AMRO Inc., 6.20%, in the principal amount of $76,455,000, repurchase price $76,494,502, due 7/3/00. The value of the collateral including accrued interest was $77,984,334.

        Bear, Stearns & Co., Inc., 6.55%, in the principal amount of $125,000,000, repurchase price $125,068,229, due 7/3/00. The value of the collateral including accrued interest was $127,935,940.

        Credit Suisse First Boston Corp., 6.65%, in the principal amount of $125,000,000, repurchase price $125,069,271, due 7/3/00. The value of the collateral including accrued interest was $130,618,178.

        UBS Warburg, 6.55%, in the principal amount of $100,000,000, repurchase price $100,054,583, due 7/3/00. The value of the collateral including accrued interest was $102,001,028.


                                       C3

        UBS Warburg, 6.25%, in the principal amount of $75,216,000, repurchase price $75,255,175, due 7/3/00. The value of the collateral including accrued interest was $76,721,755.

NOTE 6: PORTFOLIO SECURITIES

        The aggregate cost of purchase and proceeds from sales of securities (excluding short-term issues) for the six months ended June 30, 2000 were $1,842,685,398 and $1,266,685,655, respectively, for the
        Portfolio.

        The federal income tax basis of the Portfolio's investments was $2,724,954,392 and, accordingly, net unrealized appreciation for federal income tax purposes was $753,284,694 (gross unrealized appreciation - $852,783,794; gross unrealized depreciation
        - $99,499,100).

NOTE 7: CAPITAL

        The Series Fund offers Class I and Class II shares. Both Class I and Class II shares of a Portfolio are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of The Prudential to fund benefits under certain variable life insurance and variable annuity contracts ("contracts"). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

        Transactions in shares of common stock of the Portfolio were as follows:

                                             Class I                                      Shares       Amount
                                             -------                                    ----------  -------------
           Six months ended June 30, 2000:
           Capital stock sold ......................................................... 22,342,715  $ 749,265,516
           Capital stock issued in reinvestment of dividends and distributions ........  1,630,628     49,620,027
           Capital stock repurchased .................................................. (4,759,602)  (157,150,860)
                                                                                        ----------  -------------
           Net increase in shares outstanding ......................................... 19,213,741  $ 641,734,683
                                                                                        ==========  =============

                                             Class II                                     Shares       Amount
                                             --------                                   ----------  -------------
           February 10, 2000 (b) through June 30, 2000:
           Capital stock sold .........................................................     87,950  $   2,840,721
           Capital stock issued in reinvestment of dividends and distributions ........         73          2,217
           Capital stock repurchased ..................................................     (4,108)      (132,434)
                                                                                        ----------  -------------
           Net increase in shares outstanding .........................................     83,915  $   2,710,504
                                                                                        ==========  =============
        (b) Commencement of offering of Prudential Jennison Portfolio Class II shares.



                                       C4

FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                     PRUDENTIAL JENNISON PORTFOLIO
                                            ----------------------------------------------------------------------------------
                                                                      CLASS I                                       CLASS II
                                            --------------------------------------------------------------------  ------------
                                                                                                              FEBRUARY 10,
                                             SIX MONTHS        YEAR ENDED                  APRIL 25, 1995(d)    2000(e)
                                               ENDED           DECEMBER 31,                    THROUGH         THROUGH
                                              JUNE 30,   -------------------------------     DECEMBER 31,      JUNE 30,
                                               2000          1999      1998     1997    1996       1995(c)           2000
                                            -----------    --------  --------  ------  ------  -----------------  ------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period .....    $  32.39     $  23.91  $  17.73  $14.32  $12.55       $10.00          $  34.25
                                              --------     --------  --------  ------  ------       ------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................        0.01         0.05      0.04    0.04    0.02         0.02                 -(f)
Net realized and unrealized gains
  (losses) on investments ................        1.23         9.88      6.56    4.48    1.78         2.54             (0.67)
                                              --------     --------  --------  ------  ------       ------          --------
     Total from investment operations ....        1.24         9.93      6.60    4.52    1.80         2.56             (0.67)
                                              --------     --------  --------  ------  ------       ------          --------
LESS DISTRIBUTIONS:
Dividends from net investment income .....           -        (0.05)    (0.04)  (0.04)  (0.03)       (0.01)                -
Distributions from net realized gains ....       (0.50)       (1.40)    (0.38)  (1.07)      -            -             (0.50)
                                              --------     --------  --------  ------  ------       ------          --------
     Total distributions .................       (0.50)       (1.45)    (0.42)  (1.11)  (0.03)       (0.01)            (0.50)
                                              --------     --------  --------  ------  ------       ------          --------
Net Asset Value, end of period ...........    $  33.13     $  32.39  $  23.91  $17.73  $14.32       $12.55          $  33.08
                                              ========     ========  ========  ======  ======       ======          ========
TOTAL INVESTMENT RETURN(a) ...............        3.98%       41.76%    37.45%  31.71%  14.41%       24.20%            (1.81)
RATIOS /SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..    $3,470.3     $2,770.7  $1,198.7  $495.9  $226.5       $ 63.1          $2,775.9
Ratios to average net assets:
  Expenses ...............................        0.62%(b)     0.63%     0.63%   0.64%   0.66%        0.79%(b)          1.02%(b)
  Net investment income ..................        0.06%(b)     0.17%     0.20%   0.25%   0.20%        0.15%(b)         (0.34)%(b)
Portfolio turnover rate ..................          41%          58%       54%     60%     46%          37%               41%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.
(b) Annualized.
(c) Calculations are based on average month-end shares outstanding.
(d) Commencement of offering of Class I shares.
(e) Commencement of offering of Class II shares.
(f) Less than ($0.003).



                                       D

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Hartford LIfe Insurance Companies
P.O. Box 2999                                                     PRSRT STD
Hartford, CT 06104-2999                                         U.S. POSTAGE
                                                                    PAID
                                                                LEOMINSTER, MA
                                                                 PERMIT NO. 17

HV-2234-2

Printed in U.S.A. -Registered Trademark- 2000 The Hartford, Hartford, CT 06115